BUSINESS COMBINATION - Additional information (Details) - USD ($) $ in Millions			4 Months Ended
	Sep. 04, 2019	Sep. 10, 2018	Dec. 31, 2019	Dec. 31, 2018
OS National LLC
Business Acquisition [Line Items]
Percentage of equity interests acquired	100.00%
Non controlling interest acquired	$ 4.9
Amortization period	5 years
Revenue			$ 12.8
Net loss			$ 4.2
OS National LLC | Trademarks
Business Acquisition [Line Items]
Intangible assets	$ 5.1
OS National LLC | Customer relationships
Business Acquisition [Line Items]
Intangible assets	$ 6.5
Open Listings Co
Business Acquisition [Line Items]
Percentage of equity interests acquired		100.00%
Amortization period		2 years
Revenue				$ 2.0
Net loss				$ 2.3
Open Listings Co | Trademarks
Business Acquisition [Line Items]
Intangible assets		$ 0.3
Open Listings Co | Non-competition agreements
Business Acquisition [Line Items]
Intangible assets		0.1
Open Listings Co | Developed technology
Business Acquisition [Line Items]
Intangible assets		2.9
Open Listings Co | Customer relationships
Business Acquisition [Line Items]
Intangible assets		$ 0.9